Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Property, Plant and Equipment

	Freehold land RMB’000	Buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2022	13,464	2,546,285	405,430	6,224,902	222,380	119,169	9,531,630
Additions	—	8,768	312,442	13,469	12,413	6,256	353,348
Disposals	—	(5,530)	—	(54,323)	(964)	(6,568)	(67,385)
Transfers	—	72,252	(369,120)	288,475	8,491	—	98
Write-off	—	(14,827)	—	(1,081)	(10,754)	(2,465)	(29,127)
Translation difference	1,190	3,836	17	404	763	145	6,355

At December 31, 2022 and January 1, 2023	14,654	2,610,784	348,769	6,471,846	232,329	116,537	9,794,919
Additions	—	2,903	149,846	18,676	7,151	300	178,876
Disposal of subsidiary	—	(80,585)	—	(21,632)	(5,568)	—	(107,785)
Disposals	—	—	—	(7,000)	(772)	(23,039)	(30,811)
Transfers	—	38,506	(244,741)	201,642	4,593	—	—
Write-off	—	(2,890)	—	(7,474)	(3,229)	(171)	(13,764)
Translation difference	402	(233)	(139)	(197)	(360)	20	(507)

At December 31, 2023	15,056	2,568,485	253,735	6,655,861	234,144	93,647	9,820,928

Accumulated depreciation and impairment
At January 1, 2022	457	1,023,456	—	4,069,642	168,930	71,236	5,333,721
Charge for the year	—	101,709	—	398,465	22,005	11,598	533,777 *
Disposals	—	(3,166)	—	(51,290)	(960)	(6,255)	(61,671)
Write-off	—	(11,855)	—	(978)	(10,559)	(2,440)	(25,832)
Impairment loss	—	—	14,060	3,218	—	—	17,278
Translation difference	20	984	—	204	571	123	1,902

At December 31, 2022 and January 1, 2023	477	1,111,128	14,060	4,419,261	179,987	74,262	5,799,175
Charge for the year	—	92,919	—	402,554	21,568	10,515	527,556
Disposal of subsidiary	—	(44,274)	—	(17,225)	(5,175)	—	(66,674)
Disposals	—	—	—	(5,456)	(687)	(18,779)	(24,922)
Write-off	—	(2,068)	—	(6,681)	(3,123)	(161)	(12,033)
Impairment loss	—	9,162	561	34,458	438	48	44,667
Translation difference	(13)	(37)	—	(132)	(281)	21	(442)

At December 31, 2023	464	1,166,830	14,621	4,826,779	192,727	65,906	6,267,327

Net book value
At December 31, 2022	14,177	1,499,656	334,709	2,052,585	52,342	42,275	3,995,744

At December 31, 2023	14,592	1,401,655	239,114	1,829,082	41,417	27,741	3,553,601

US$’000	2,054	197,316	33,661	257,487	5,830	3,905	500,253

*
In 2023, RMB 16.6 million (US$2.3 million) (2022: RMB 14.9 million) were capitalized as development costs
and
 RMB 2.2 million (US$0.3 million) (2022: RMB 2.6 million) were capitalized as capitalized contract cost.